Shareholders' Equity - Employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	3,226
Awarded, Number	1,608
Vested, Number	(3,226)
Forfeited, Number	0
End of year, Number	1,608	3,226
Beginning of year, Weighted average grant date fair value	$ 11.49
Awarded, Weighted average grant date fair value	$ 15.61	$ 12.11	$ 9.40
Vested, Weighted average grant date fair value	$ 11.49
Forfeited, Weighted average grant date fair value	$ 0
End of year, Weighted average grant date fair value	$ 15.61	$ 11.49